Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities
Net (loss)/income	¥ (86,006)	$ (12,299)	¥ 28,303	¥ (93,104)
Adjustments to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	10,384	1,485	463	697
Amortization of right-of-use assets	1,350	193	1,109	1,118
Share-based compensation expenses			18	105
Loss/(gain) on short-term investments	(4,576)	(654)	(240)	518
Impairment loss for property, plant and equipment	12,032	1,721
Impairment loss for goodwill	621	89		454
Impairment loss for long-term equity investment	1,000	143	1,000	3,000
Impairment loss for equity method investments	44,435	6,354	4,029	15,279
Share of (profit)/loss from equity method investees, net of income tax	722	103	196	(442)
Provision of allowance for credit losses	43,731	6,253	78,197	201,885
Accounts payable write-off benefit	(34,888)	(4,989)	(151,514)	(167,928)
Amounts due to related parties write-off benefit	(5,679)	(812)
Property, plant and equipment written off	89	13	241	275
Loss on disposal of property, plant and equipment	742	106
Foreign currency exchange (gain)/loss	(5,345)	(764)	8,419	(333)
Gain on acquisition of subsidiaries			(272)
Gain on disposal of subsidiaries	(8,924)	(1,276)	(1,412)	(3,330)
Changes in operating assets and liabilities
Accounts receivable	11,556	1,652	54,140	97,777
Amounts due from related parties	(6,568)	(939)
Prepayments and other assets	36,810	5,265	(23,566)	(79,182)
Inventories	358	51	7,123	(1,346)
Other non-current assets			2,656	(4,439)
Accounts payable	(70,788)	(10,122)	3,692	(85,158)
Amounts due to related parties	(1,018)	(146)	(34,251)	(10,697)
Customers’ refundable fees	2,860	409	(15,392)	807
Accrued expenses and other payables	(207)	(30)	(17,363)	(59,159)
Lease liabilities	(1,470)	(210)	(1,017)	(989)
Income tax payables	(1,415)	(202)	(4,929)	(1,926)
Net cash used in operating activities	(60,194)	(8,606)	(60,370)	(186,118)
Cash flows from investing activities
Purchase of property, plant and equipment	(23,410)	(3,348)	(8,179)	(296)
Prepayment for acquisition of property			(23,060)
Proceeds from disposal of property, plant and equipment	7,932	1,134
Investment in equity method investees	(906)	(130)	(18,141)
Return of capital from equity method investees	218	31		45,553
Cash received from/(paid for) acquisition of subsidiaries, net of cash acquired	(305)	(44)	215
Cash advances made to related parties	(7,720)	(1,104)
Cash received from/(paid for) disposal of subsidiaries	(710)	(102)	68
Cash paid for short-term investments	(88,759)	(12,691)	(334,447)	(63,812)
Proceeds from disposal of short-term investments	70,724	10,113	237,562	49,982
Net cash provided by/(used in) investing activities	(42,936)	(6,141)	(145,982)	31,427
Cash flows from financing activities
Contribution from non-controlling shareholders	3,241	463	1,905	635
Proceeds from issuance of ordinary shares, net of issuance costs			88,560	46,632
Proceeds from issuance of convertible promissory note, net of issuance costs	44,696	6,391		145,064
Proceeds from regular warrants exercised			25,313
Proceeds from issuance and exercise of pre-funded warrants			30,848
Repayment for short-term bank borrowings				(72,500)
Net cash provided by financing activities	47,937	6,854	146,626	119,831
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,632)	(233)	5,311	(3,986)
Net decrease in cash, cash equivalents and restricted cash	(56,825)	(8,126)	(54,415)	(38,846)
Cash, cash equivalents and restricted cash at the beginning of the year	89,484	12,796	143,899	182,745
Cash, cash equivalents and restricted cash at the end of the year	32,659	4,670	89,484	143,899
Cash, cash equivalents and restricted cash
Cash and cash equivalents	29,328		75,351	121,733
Restricted cash	3,331		14,133	22,166
Cash, cash equivalents and restricted cash at the end of the year	32,659		89,484	143,899
Supplemental disclosures of cash flow information
Interest paid			(946)	(326)
Income tax paid	(32)	(5)	(33)	(37)
Supplemental disclosure of non-cash flow information
Lease liabilities arising from obtaining right-of-use assets	1,057	151	1,993	366
Issuance of convertible promissory note for intangible asset purchase	¥ 242,810	$ 34,721